SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund
Emerging Markets Debt Fund

Supplement dated February 28, 2013
to the Class A Shares Prospectus dated September 30, 2012

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies and principal risks of the High Yield Bond Fund, and in the portfolio management of the Emerging Markets Debt Fund.

Change in Principal Investment Strategies and Principal Risks for the High Yield Bond Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the High Yield Bond Fund, the last sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

In addition, under the heading "Principal Risks," in the Fund Summary for the High Yield Bond Fund, the following paragraph is hereby added in the appropriate order thereof:

CDOs and CLOs Risk—CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

There are no other changes in the principal investment strategies and principle risks of the High Yield Bond Fund.

Change in Sub-Advisers for the Emerging Markets Debt Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Debt Fund, the text relating to ING Investment Management Advisors B V is hereby deleted.

In addition, under the heading "Emerging Markets Debt Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to ING Investment Management Advisors B V is hereby deleted.

There are no other changes in the portfolio management of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F- 191 (02/13)

SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund
Emerging Markets Debt Fund

Supplement dated February 28, 2013
to the Statement of Additional Information ("SAI") dated September 30, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the investment policies of the High Yield Bond Fund, and in the portfolio management of the Emerging Markets Debt Fund.

Change in Investment Policies for the High Yield Bond Fund

Under the heading "High Yield Bond Fund," in the section entitled "Investment Objectives and Policies," the last sentence of the second paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations, collateralized debt obligations ("CDOs") and collateralized loan obligations ("CLOs").

There are no other changes in the investment policies of the High Yield Bond Fund.

Change in Sub-Advisers for the Emerging Markets Debt Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to ING Investment Management Advisors B V's management of the Emerging Markets Debt Fund is hereby deleted.

In addition, under the heading "IIMA," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to ING Investment Management Advisors B V's management of the Emerging Markets Debt Fund is hereby deleted.

There are no other changes in the portfolio management of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-192 (02/13)